Investments - Schedule of Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Listed
At fair value through OCI	$ 142.4	$ 114.5
Other	47.2	46.5
Investments	189.6	161.0
Assets held for sale	(77.5)	(21.1)
Total investments	189.6	139.9
Listed bonds
Listed
Other	40.0	37.2
Non-listed and warrants
Listed
Other	7.2	9.3
Founders Metals Inc.
Listed
At fair value through OCI	39.1	0.0
Galiano Gold Inc.
Listed
At fair value through OCI	0.0	62.8
Tesoro Gold Limited
Listed
At fair value through OCI	20.1	4.1
Mineral Resource Limited
Listed
At fair value through OCI	23.8	13.9
O3 Mining Inc
Listed
At fair value through OCI	0.0	21.1
Assets held for sale	0.0	(21.1)
Yandal Resources Limited
Listed
At fair value through OCI	9.1	0.0
Onyx Gold Corporation
Listed
At fair value through OCI	9.3	0.4
Vior
Listed
At fair value through OCI	$ 7.3	$ 0.0